Restructuring	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Dec. 26, 2020
Hman Group holdings Inc and subsidiaries
Restructuring Cost and Reserve [Line Items]
Restructuring

9.   Restructuring

Canada Restructuring

During 2018, the Company initiated plans to restructure the operations of the Canada segment. The restructuring seeks to streamline operations in the greater Toronto area by consolidating facilities, exiting certain lines of business, and rationalizing stock keeping units (“SKUs”). The intended result of the Canada restructuring will be a more streamlined and scalable operation focused on delivering optimal service and a broad offering of products across the Company’s core categories. The Company expects restructuring activities to be completed in 2021. The following is a summary of the charges incurred:

	Thirteen Weeks	Thirteen Weeks	Twenty-six Weeks	Twenty-six Weeks
	Ended	Ended	Ended	Ended
	June 26, 2021	June 27, 2020	June 26, 2021	June 27, 2020
Facility consolidation(1)
Labor expenses	$—	$98	$—	$377
Consulting and legal fees	—	3	—	51
Other expenses	—	(55)	5	662
Rent and related charges	—	450	—	1,089
Severance	—	483	30	532
Total	$—	$979	$35	$2,711

(1)	Facility consolidation includes labor expense related to organizing inventory and equipment in preparation for the facility consolidation, consulting and legal fees related to the project, and other expenses. These expenses were included in SG&A on the Condensed Consolidated Statement of Comprehensive Loss.

The following represents the roll forward of Canada restructuring reserves for the current period:

Severance and
related expense
Balance as of December 28, 2019	$1,121
Restructuring Charges	707
Cash Paid	(1,519)
Balance as of December 26, 2020	$309
Restructuring Charges	30
Cash Paid	(281)
Balance as of June 26, 2021	$58

United States Restructuring

During fiscal 2019, the Company began implementing a plan to restructure the management and operations within the United States to achieve synergies and cost savings associated with the Company’s acquisition activities. This restructuring includes management realignment, integration of sales and operating functions, and strategic review of the Company’s product offerings. This plan was finalized during the fourth quarter of fiscal 2019. The Company incurred additional charges in fiscal 2020 and 2021 related to the consolidation of two of our distribution centers. Charges incurred in part of the United States Restructuring Plan included:

	Thirteen Weeks	Thirteen Weeks	Twenty-six Weeks	Twenty-six Weeks
	Ended	Ended	Ended	Ended
	June 26, 2021	June 27, 2020	June 26, 2021	June 27, 2020
Management realignment & integration
Severance	$—	$749	$74	$880
Facility closures
Severance	—	404	—	404
Other	—	29	—	$29
Total	$—	$1,182	$74	$1,313

The following represents the roll forward of United States restructuring reserves for the current period:

Severance and
related expense
Balance as of December 28, 2019	$3,286
Restructuring Charges	1,789
Cash Paid	(4,250)
Balance as of December 26, 2020	$825
Restructuring Charges	74
Cash Paid	(612)
Balance as of June 26, 2021	$287

15.  Restructuring

Canadian Restructuring Plan

During fiscal 2018, the Company initiated plans to restructure the operations of the Canada segment. The restructuring seeks to streamline operations in the greater Toronto area by consolidating facilities, exiting certain lines of business, and rationalizing stock keeping units (“SKUs”). The intended result of the Canada restructuring will be a more streamlined and scalable operation focused on delivering optimal service and a broad offering of products across the Company’s core categories. Plans were finalized during the fourth quarter of 2018. The Company expects to wrap up restructuring related activities in our Canada segment in 2021. Charges incurred in part of the Canada Restructuring Plan included:

	Year Ended	Year Ended	Year Ended
	December 26, 2020	December 28, 2019	December 29, 2018
Facility consolidation(1)
Inventory valuation adjustments	$596	$3,799	$8,694
Labor expense	682	1,751	503
Consulting and legal fees	192	225	314
Other expense	1,118	2,126	116
Rent and related charges	1,535	584	—
Gain on sale of building	—	—	(6,104)
Severance	707	617	—
Exit of certain lines of business(2)
Inventory valuation adjustments	—	535	1,152
Gain on disposal of assets	—	(458)	837
Severance	—	—	2,749
Other expense	—	488	—
Total	$4,830	$9,667	$8,261
(1)	Facility consolidation includes inventory valuation adjustments associated with SKU rationalization, labor expense related to organizing inventory and equipment in preparation for the facility consolidation, consulting and legal fees related to the project, and other expenses. The labor, consulting, and legal expenses were included in selling, general and administrative expense (“SG&A”) on the Consolidated Statement of Comprehensive Loss. The inventory valuation adjustments were included in cost of sales on the Consolidated Statement of Comprehensive Loss.
(2)	As part of the restructuring, the Company is exiting a manufacturing business line. Related charges included adjustments to write inventory down to net realizable value, asset impairment charges, and employee severance, which were included in cost of sales, other income and expense, and SG&A on the Consolidated Statement of Comprehensive Loss, respectively.

The following represents the roll forward of restructuring reserves for the year ended December 26, 2020:

Severance and
related expense
Balance as of December 29, 2018	$1,537
Restructuring Charges	617
Cash Paid	(1,033)
Balance as of December 28, 2019	$1,121
Restructuring Charges	707
Cash Paid	(680)
Balance as of December 26, 2020	$1,148

During the year ended December 26, 2020, the Company paid approximately $680 in severance and related expense related to the Canada Restructuring Plan.

United States Restructuring Plan

During fiscal 2019, the Company began implementing a plan to restructure the management and operations within the United States to achieve synergies and cost savings associated with the recent acquisitions described in Note 5 — Acquisitions. This restructuring includes management realignment, integration of sales and operating functions, and strategic review of the Company’s product offerings. This plan was finalized during the fourth quarter of fiscal 2019. The Company incurred additional charges in fiscal

2020 related to the consolidation of two of our distribution centers. Charges incurred in part of the United States Restructuring Plan included:

	Year Ended	Year Ended
	December 26, 2020	December 28, 2019
Management realignment & integration
Severance	$886	$3,820
Inventory valuation adjustments	$—	5,707
Facility closures
Severance	903	—
Inventory valuation adjustments	1,568	—
Other	1,422	—
Total	$4,779	$9,527

The following represents a roll forward of the restructuring reserves for the year ended December 26, 2020:

Severance and
related expense
Balance as of December 29, 2018	$—
Restructuring Charges	3,820
Cash Paid	(534)
Balance as of December 28, 2019	$3,286
Restructuring Charges	1,789
Cash Paid	(3,746)
Balance as of December 26, 2020	$1,329

During the year ended December 26, 2020, the Company paid approximately $3,746 in severance and related expense related to the United States Restructuring Plan.